Common Stock	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Stockholders Equity Note Abstract
Common Stock

8. Common Stock

On February 26, 2021, the Merger was consummated and the Company issued 60,746,989 shares for an aggregate purchase price of $200.5 million, net of issuance costs of $29.4 million. Immediately following the Merger, there were 277,768,357 shares of Common Stock outstanding with a par value of $0.0001. The holder of each share of Common Stock is entitled to one vote.

The Company has retroactively adjusted the shares issued and outstanding prior to February 26, 2021 to give effect to the exchange ratio established in the Merger Agreement to determine the number of shares of Common Stock into which they were converted. Immediately prior to the Merger, 484,951,532 shares were authorized to issue at $0.0001 par value, with 299,771,284 shares designated as Common Stock and 185,180,248 shares of redeemable convertible preferred stock.

Common Stock Reserved for Future Issuance

Shares of Common Stock reserved for future issuance, on an as-if converted basis, were as follows:

April 30, 2021
Common stock reserved for Earnout	9,000,000
Stock options issued and outstanding	29,795,964
Common stock warrants outstanding	43,895,087
Shares available for grant under 2021 Equity Incentive Plan	41,429,526
Shares available for grant under 2021 ESPP	8,177,683

Total shares of common stock reserved	132,298,260

On February 26, 2021, upon the closing of the Merger (Note 3), all of the outstanding redeemable convertible preferred stock was converted to Common Stock pursuant to the conversion rate effective immediately prior to the Merger and the remaining amount was reclassified to additional paid-in capital.

10. Common Stock

As of January 31, 2021 and 2020, the Company was authorized to issue 299,771,284 and 240,180,600 shares of common stock, respectively, with a par value of $0.0001 per share. There were 22,961,032 and 11,918,418 shares issued and outstanding as of January 31, 2021 and 2020, respectively.

The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. The holders of common stock are not entitled to cumulative voting rights with respect to the election of directors, and as a consequence, minority stockholders are not able to elect directors on the basis of their votes alone. Subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, holders of common stock are entitled to receive ratably such dividends as may be declared by the Company’s board of directors out of funds legally available therefor. In the event of the Company’s liquidation, dissolution, or winding up, holders of the Company’s common stock are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock. Holders of common stock have no preemptive rights and no right to convert their common stock into any other securities. There are no redemption or sinking fund provisions applicable to the common stock.

Restricted Common Stock

In connection with a business combination in fiscal year 2019 as referenced in Note 4, the Company granted 797,280 shares of restricted common stock to employees for future services that vest over two years from the date of the acquisition. During the years ended January 31, 2021, 2020 and 2019, 166,100, 398,640 and 232,540 shares of restricted common stock vested, respectively. As of January 31, 2021, no shares of restricted common stock remained unvested.

Common Stock Reserved for Future Issuance

Shares of common stock reserved for future issuance on an as-if converted basis, were as follows:

	January 31,
	2021	2020
Conversion of redeemable convertible preferred stock	193,037,715	170,686,661
Stock options issued and outstanding	30,167,178	34,883,465
Redeemable convertible preferred stock warrants outstanding	2,358,546	2,358,546
Common stock warrants outstanding	36,402,515	14,051,462
Shares available for grant under 2017 Stock Option Plan	4,528,391	5,844,909

Total shares of common stock reserved	266,494,345	227,825,043